TFA - Accounted for as sales - by transaction type (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	SFr 277	SFr 703
Gross cash proceeds received for assets derecognized	340	775
Fair value of transferred assets	374	773
Gross derivative assets recorded	229,500	268,000
Gross derivative liabilities recorded	232,800	272,000
Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	137,400	168,700
Gross derivative liabilities recorded	129,300	161,000
Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	59,300	58,400
Gross derivative liabilities recorded	69,300	68,500
Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	22,700	20,900
Gross derivative liabilities recorded	24,500	24,500
Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7,900	17,300
Gross derivative liabilities recorded	8,500	16,400
Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	2,200	2,700
Gross derivative liabilities recorded	1,200	1,600
Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		395
Gross cash proceeds received for assets derecognized		397
Fair value of transferred assets		398
Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	277	308
Gross cash proceeds received for assets derecognized	340	378
Fair value of transferred assets	374	375
Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	556	553
Gross derivative liabilities recorded	0	7
Derivatives related to Transfers of Assets accounted for as sale | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		7
Gross derivative liabilities recorded		7
Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	556	546
Derivatives related to Transfers of Assets accounted for as sale | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		7
Gross derivative liabilities recorded		7
Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	556	546
Bank
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	277	703
Gross cash proceeds received for assets derecognized	340	775
Fair value of transferred assets	374	773
Gross derivative assets recorded	229,400	267,900
Gross derivative liabilities recorded	232,800	272,200
Bank | Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	137,300	168,600
Gross derivative liabilities recorded	129,200	160,800
Bank | Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	59,300	58,400
Gross derivative liabilities recorded	69,300	68,500
Bank | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	22,700	20,900
Gross derivative liabilities recorded	24,600	24,700
Bank | Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7,900	17,300
Gross derivative liabilities recorded	8,500	16,400
Bank | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	2,200	2,700
Gross derivative liabilities recorded	1,200	1,800
Bank | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		395
Gross cash proceeds received for assets derecognized		397
Fair value of transferred assets		398
Bank | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	277	308
Gross cash proceeds received for assets derecognized	340	378
Fair value of transferred assets	374	375
Bank | Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	556	553
Gross derivative liabilities recorded	0	7
Bank | Derivatives related to Transfers of Assets accounted for as sale | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		7
Gross derivative liabilities recorded		7
Bank | Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	556	546
Bank | Derivatives related to Transfers of Assets accounted for as sale | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		7
Gross derivative liabilities recorded		7
Bank | Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	SFr 556	SFr 546